Financial Instruments (Details) - Schedule of Calculation of Fair Value of the Indebtednes - Recurring fair value measurement [Member]	Dec. 31, 2023	Dec. 31, 2022
Senior Unsecured Notes [Member]
Calculation of Fair Value of the Indebtednes [Line Items]
Term Loan	47.31%	29.90%
Senior Secured Notes [Member]
Calculation of Fair Value of the Indebtednes [Line Items]
Term Loan	59.42%	45.71%
2026 Senior Secured Notes [Member]
Calculation of Fair Value of the Indebtednes [Line Items]
Term Loan	62.38%	47.02%
U.S. TLB Facility [Member] | Senior Secured Credit Facilities [Member]
Calculation of Fair Value of the Indebtednes [Line Items]
Term Loan	63.75%	45.63%